Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Current assets:
Cash	$ 188,550	$ 573,839
Notes receivable	107,231
Accounts receivable, net	9,300,479	9,883,308
Inventories	17,320,746	9,994,516
Advances to suppliers, net	2,918,042	3,878,727
Prepaid IPO costs	1,687,631	1,165,782
Other receivables	111,804	652,700
Total current assets	31,634,483	26,272,627
Property and equipment, net	4,361,772	4,118,937
Land use rights	729,879	737,260
Deferred tax assets	476,283	469,493
Long-term deferred expenses	115,457	209,461
TOTAL ASSETS	37,317,874	31,807,778
Current liabilities:
Short-term borrowings	14,049,800	9,749,285
Accounts payable	7,246,441	8,026,193
Accrued payroll expenses	1,323,766	1,000,545
Other payables	1,328,175	792,292
Advances from customers	5,458	300,813
Tax payable	786,852	1,806,920
Total current liabilities:	30,957,830	26,846,430
Non-current liabilities:
Deferred revenue	128,575	130,086
Government loan	1,116,757	1,100,837
TOTAL LIABILITIES	32,203,162	28,077,353
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Ordinary shares: HK$0.0005, or $0.00006375 par value, 780,000,000 shares authorized, 20,000,000 shares issued and outstanding	1,275	1,275
Additional paid-in capital	2,798,895	2,798,895
Special reserve	2,686,899	2,686,899
Statutory reserve
Retained earnings (accumulated deficit)	154,802	(1,153,912)
Accumulated other comprehensive loss	(527,159)	(602,732)
TOTAL SHAREHOLDERS’ EQUITY	5,114,712	3,730,425
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	37,317,874	31,807,778
Related Party
Current assets:
Advances to suppliers, related parties		118,527
Due from related parties		5,228
Current liabilities:
Accounts payable, related parties		26,489
Due to related parties	$ 6,217,338	$ 5,143,893